Acquisitions (Narrative) (Details)		1 Months Ended				3 Months Ended			5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 11, 2022 CAD ($)	Feb. 28, 2022 CAD ($) $ / shares	Nov. 28, 2021 shares	Sep. 30, 2021 CAD ($) shares	May 21, 2021 CAD ($) shares	May 31, 2022 CAD ($)	May 31, 2022 CAD ($) shares	May 31, 2021 CAD ($)	Feb. 28, 2022 CAD ($) $ / shares	Feb. 28, 2022 CAD ($) $ / shares	Feb. 28, 2022 CAD ($) $ / shares	Feb. 28, 2021 CAD ($)	Feb. 28, 2022 $ / shares
Business Acquisition [Line Items]
Cash consideration											$ 5,691,759	$ 0
Revenue	$ 10,114,100						$ 10,048,548	$ 590,440			18,312,269	(33,547)
Net earnings							(3,166,214)	(634,598)			(4,372,019)	(2,667,423)
Profit before tax	$ (3,255,653)						(3,225,194)	(634,598)			(4,473,636)	(2,667,423)
Liability for shares issued related to acquisition		$ 12,997,846				$ 2,704,105	2,704,105		$ 12,997,846	$ 12,997,846	12,997,846	$ 0
Change in fair value of SDP earn-out consideration							$ (2,451,600)	$ 0
South Dakota Partners Inc [Member]
Business Acquisition [Line Items]
Number of common stock issued as consideration | shares					19,162,000		19,162,000
Value of common stock issued as consideration					$ 12,340,570
Value of the contingent consideration asset		0			1,398,700				0	0	0
Value of the contingent consideration liability					142,410
Revenue										12,515,063	14,963,985
Net earnings										392,673
Profit before tax											152,483
Shares issued related to acquisition of SDP (in shares) | shares							19,162,000
Stock issued during period, value, acquisitions							$ 14,371,500				11,919,900
Liability for shares issued related to acquisition		$ 11,919,900			$ 12,081,780				$ 11,919,900	11,919,900	$ 11,919,900
Change in fair value of SDP earn-out consideration							2,451,600
Reduction in fair value as income										$ 161,880
Discount Rate		22.35%							22.35%	22.35%	22.35%
Stock Price | (per share)		$ 0.47							$ 0.47	$ 0.47	$ 0.47		$ 0.39
Risk Free Rate		0.04%							0.04%	0.04%	0.04%
Stock Price Volatility		94.00%							94.00%	94.00%	94.00%
ALG-Health, LLC [Member] | Maximum [Member]
Business Acquisition [Line Items]
Number of shares issued to agents | shares			21,000,000
Simbex, LLC [Member]
Business Acquisition [Line Items]
Cash consideration				$ 5,691,759
Number of common stock issued as consideration | shares				6,383,954
Value of common stock issued as consideration				$ 6,769,769
Revenue									$ 4,653,516		$ 10,647,710
Net earnings									685,601
Profit before tax											1,220,891
Deductible goodwill for income tax purposes				137,534		417,547	417,547
Liability for shares issued related to acquisition		$ 1,077,948		6,769,769		$ 1,069,092	1,069,092		$ 1,077,948	$ 1,077,948	$ 1,077,948
Reduction in fair value as income				5,691,821			$ 8,856
Risk Free Rate		2.25%				2.25%	2.25%		2.25%	2.25%	2.25%
Stock Price Volatility		77.00%				77.00%	77.00%		77.00%	77.00%	77.00%
Provision for impairment				$ 5,520,522
Impairment to goodwill		$ 5,520,522
Mio-Guard, LLC [Member]
Business Acquisition [Line Items]
Business acquisition, acquired ownership percentage	100.00%
Revenue	$ 1,436,750					$ 1,371,197
Profit before tax	69,624					96,629
Liability for shares issued related to acquisition	1,166,465					$ 1,635,013	$ 1,635,013
Increase in fair value as income	$ 468,548